Investment Objectives and Goals	May 31, 2025
Nuveen Lifecycle Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Retirement Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2010 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2015 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2020 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2025 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2030 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2035 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2040 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2045 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2050 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2055 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2060 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2065 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2070 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index Retirement Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Nuveen Lifecycle Index 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2010 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2015 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2020 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2025 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2030 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2035 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2040 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2045 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2050 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2055 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2060 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2065 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2070 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifestyle Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income with some capital appreciation.
Nuveen Lifestyle Conservative Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Conservative Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Nuveen Lifestyle Moderate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Moderate Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital with some current income.
Nuveen Lifestyle Aggressive Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifestyle Aggressive Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Nuveen Managed Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Managed Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.